SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($) shares in Millions, $ in Millions	Dec. 27, 2021	Feb. 15, 2022
Subsequent Event
Additional shares authorized for repurchase (in shares)		1.5
Cumulative total authorized shares available for repurchase (in shares)		2.6
Ultra
Subsequent Event
Percentage of stock purchase (as a percent)	100.00%
Purchase Price	$ 26.8